Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Material Accounting Policies [Abstract]
Schedule of Write off the Cost of Assets Using the Straight-Line Method	Depreciation is charged to write off the cost of assets using the straight-line method as follows:
Groups	Years
Buildings	25
Tanks	50
Installations	20-25
Other Equipment	5
Right of use asset - Land	60